Pension and Postretirement Plans (Narrative) (Details)	3 Months Ended					12 Months Ended
	Dec. 31, 2017 USD ($) Investment companies	Sep. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2017 USD ($) multiemployer_plan Investment companies	Dec. 31, 2016 USD ($) multiemployer_plan	Dec. 31, 2015 USD ($) multiemployer_plan
Retirement Benefits Disclosure [Line Items]
Early retirement and special separation benefit program expense						$ 1,825,000	$ 0	$ 4,606,000
Expense associated with the retirement benefits provided under incentive savings plans						$ 7,500,000	$ 7,500,000	$ 7,600,000
Multiemployer Pension Plans [Member]
Retirement Benefits Disclosure [Line Items]
Number of multiemployer plans contributed to | multiemployer_plan						1	1	1
Contributions to multiemployer pension plans						$ 100,000	$ 100,000	$ 100,000
Pension Plans [Member]
Retirement Benefits Disclosure [Line Items]
Early retirement and special separation benefit program expense						1,825,000	0	4,606,000
Settlement			$ 18,000,000			0	17,993,000	0
Accumulated benefit obligation	$ 1,261,800,000		$ 1,137,900,000			1,261,800,000	1,137,900,000
Company contributions						0	0
Estimated employer contributions in next fiscal year	$ 0					0
Net Periodic Cost (Benefit) for the Year						(59,039,000)	(49,104,000)	(63,269,000)
Curtailment						$ 0	$ 0	3,267,000
Percent of Plan Assets Managed Internally by Company						45.00%
Percent Of Plan Assets Managed By Investment Companies						55.00%
Number of investment companies actively managing plan assets | companies	2					2
Percentage of total plan assets	100.00%		100.00%			100.00%	100.00%
Pension Plans [Member] | Discontinued Operations [Member]
Retirement Benefits Disclosure [Line Items]
Net Periodic Cost (Benefit) for the Year								1,900,000
Supplemental Executive Retirement Plan (SERP) [Member]
Retirement Benefits Disclosure [Line Items]
Accumulated benefit obligation	$ 108,000,000		$ 103,000,000			$ 108,000,000	$ 103,000,000
Company contributions						5,576,000	4,967,000
Supplemental Executive Retirement Plan (SERP) [Member] | Discontinued Operations [Member]
Retirement Benefits Disclosure [Line Items]
Net Periodic Cost (Benefit) for the Year								$ 200,000
Other Postretirement Plans [Member]
Retirement Benefits Disclosure [Line Items]
Company contributions						$ 879,000	$ 852,000
Discount rate to determine benefit obligation	3.11%		3.31%			3.11%	3.31%
Discount rate to determine periodic cost						3.31%	3.45%	3.25%
Other Postretirement Plans [Member] | Pre-Age 65 [Member]
Retirement Benefits Disclosure [Line Items]
Assumed health care cost trend rate	7.81%					7.81%
Direction of change for assumed health care cost trend rate						decreasing
Ultimate health care cost trend rate	4.50%					4.50%
Year that rate reaches ultimate trend rate						2026
Other Postretirement Plans [Member] | Post-Age 65 [Member]
Retirement Benefits Disclosure [Line Items]
Assumed health care cost trend rate	8.42%					8.42%
Direction of change for assumed health care cost trend rate						decreasing
Ultimate health care cost trend rate	4.50%					4.50%
Year that rate reaches ultimate trend rate						2026
Berkshire Hathaway Common Stock [Member] | Pension Plans [Member]
Retirement Benefits Disclosure [Line Items]
Defined benefit plan, target allocation maximum percentage of assets, singular equity security, without prior approval by plan administrator						20.00%
Single Equity Concentration [Member] | Pension Plans [Member]
Retirement Benefits Disclosure [Line Items]
Defined benefit plan, target allocation maximum percentage of assets, singular equity security, without prior approval by plan administrator						10.00%
Value of investments	$ 1,079,300,000		$ 978,800,000			$ 1,079,300,000	$ 978,800,000
Percentage of total plan assets	46.00%		48.00%			46.00%	48.00%
Single Equity Concentration [Member] | Equity securities [Member] | Pension Plans [Member]
Retirement Benefits Disclosure [Line Items]
Number of investments the company's pension plan held which individually exceed 10% of total plan assets | Investment	1					1
Single Equity Concentration [Member] | Equity funds [Member] | Pension Plans [Member]
Retirement Benefits Disclosure [Line Items]
Number of investments the company's pension plan held which individually exceed 10% of total plan assets | Investment	1					1
Defined Benefit Plan Assets Total [Member] | Concentration In Single Entity, Type Of Industry, Foreign Country Or Individual Fund [Member] | Pension Plans [Member]
Retirement Benefits Disclosure [Line Items]
Minimum percentage of plan assets considered as significant concentrations in pension plans						10.00%
Special Incentive Program [Member] | Pension Plans [Member] | Corporate office [Member]
Retirement Benefits Disclosure [Line Items]
Early retirement and special separation benefit program expense				$ 900,000
Separation Incentive Program [Member] | Pension Plans [Member] | Forney [Member]
Retirement Benefits Disclosure [Line Items]
Early retirement and special separation benefit program expense		$ 900,000
Education [Member] | Special Incentive Program [Member] | Pension Plans [Member]
Retirement Benefits Disclosure [Line Items]
Early retirement and special separation benefit program expense					$ 3,700,000
Education [Member] | Separation Incentive Program [Member] | Pension Plans [Member]
Retirement Benefits Disclosure [Line Items]
Early retirement and special separation benefit program expense	$ 900,000
Cable Spin-Off [Member] | Pension Plans [Member] | Discontinued Operations [Member]
Retirement Benefits Disclosure [Line Items]
Curtailment								$ 2,200,000
Sale Of KHE Campuses Business [Member] | Pension Plans [Member]
Retirement Benefits Disclosure [Line Items]
Curtailment								$ 1,100,000
Maximum [Member] | Foreign Investments [Member] | Pension Plans [Member]
Retirement Benefits Disclosure [Line Items]
Defined benefit plan, target allocation percentage of assets	23.00%					23.00%
Minimum [Member] | Fixed income securities [Member] | Pension Plans [Member]
Retirement Benefits Disclosure [Line Items]
Defined benefit plan, target allocation percentage of assets	10.00%					10.00%